Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Share Repurchase Programs
The following table presents our share repurchase programs for the years ended December 31, 2025 and 2024:

Program approval date	Program end date	Authorized amount	Program completion date
October 2023	March 31, 2024	500,000	January 12, 2024
December 2023	March 31, 2024	250,000	March 8, 2024
February 2024	September 30, 2024	500,000	August 5, 2024
May 2024	December 31, 2024	500,000	November 14, 2024
September 2024	December 31, 2025	500,000	March 7, 2025
February 2025	December 31, 2025	1,000,000	August 22, 2025
April 2025	December 31, 2025	500,000	September 11, 2025
September 2025	June 30, 2026	750,000	Not yet completed
December 2025	June 30, 2026	1,000,000	Not yet completed